Property, plant and equipment - Summary of Right of Use Assets (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 26
Ending balance	11	$ 26
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10)
Amortization	5	10
Additions (Terminations)	(3)
Ending balance	(12)	(10)
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36	37
Additions (Terminations)	(13)	(1)
Ending balance	23	36
Office equipment | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3)
Amortization		3
Additions (Terminations)	(3)
Ending balance		(3)
Office equipment | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13	15
Additions (Terminations)	(13)	(2)
Ending balance		13
Transportation [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6)
Amortization	4	6
Ending balance	(10)	(6)
Transportation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17	17
Additions (Terminations)	(2)
Ending balance	15	17
Vehicles | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1)
Amortization	1	1
Ending balance	(2)	(1)
Vehicles | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4	3
Additions (Terminations)	2	1
Ending balance	6	4
Surface [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2	2
Ending balance	$ 2	$ 2